SCHEDULE OF ACTIVITY RELATED TO THE DERIVATIVE LIABILITIES (Details) - USD ($)	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance
Issuances of Series C Preferred Stock and warrants derivative liabilities	14,881,337
Bifurcation of conversion option on convertible note payable	923,956
Change in fair value of derivative liabilities	(3,451,752)	$ 0
Ending balance	$ 12,353,541